Financial Instruments - Summary of Interest Rate Sensitivity Analysis (Details) (Parenthetical) - Interest rate risk [member] - Variable interest rate financial liabilities [member]	Dec. 31, 2022	Dec. 31, 2021
Disclosure in tabular form of interest rate sensitivity analysis impact on profit before tax [line items]
Variable-rate financial liabilities +100	100.00%	100.00%
Variable-rate financial liabilities -100	100.00%	100.00%